UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C.  20549

                                  Form 13F

                             Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.): [   ] is a restatement.
                     		  [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	  Lowry Hill Investment Advisors, Inc.
Address:  90 South Seventh Street
	  Suite 5300
	  Minneapolis, MN  55402

13F File Number:  028-10947

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Eric S. Holmans
Title:      Chief Compliance Officer
Phone:    612/316-2024

Signature, Place, and Date of Signing:

   /s/	Eric S. Holman 	Mpls, MN	01/15/08

Report Type (Check only one.):

  [    ]      13F HOLDINGS REPORT.

  [ X ]      13F NOTICE.

  [    ]      13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

       Form 13F File Number          Name

       028-00165         Wells Fargo & Company